Income Tax (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Analysis Of Valuation Allowances Roll Forward [Abstract]
Balance at beginning of period	$ 125	$ 194	$ 226
Movement	(118)	(69)	(32)
Balance at end of period	7	125	194
Anticipated Deferred Taxation Rate [Abstract]
Maximum anticipated deferred taxation rate (percent)	39.00%	38.00%	39.00%
Minimum anticipated deferred taxation rate (percent)	36.00%	35.00%	36.00%
Components Of Deferred Tax Assets [Abstract]
Provisions, including rehabilitation accruals	(389)	(363)
Derivatives	(1)	(1)
Other	(28)	(5)
Tax loss carry forwards	(69)	(364)
Deferred Tax Assets Gross	(487)	(733)
Less: Valuation allowances	7	125	194
Deferred Tax Assets, Net, Total	480	608
Components Of Deferred Tax Assets And Liabilities [Abstract]
Long-term portion deferred taxation assets	14	1
Short-term portion deferred taxation assets	75	214
Short-term portion classified as other current liabilities.	1,242	1,200
Short-term portion classified as other current liabilities. Refer to Note 18	15	12
Components of Deferred Tax Liabilities [Abstract]
Depreciation, depletion and amortization	1,611	1,555
Product inventory not taxed	24	15
Unrealized non-hedge derivatives	8	1
Other	5	34
Total Liabilities	1,648	1,605
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Total income and mining tax (expense)/benefit	705	255	(33)
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	2,121	381	(898)
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(406)	(117)	(166)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	(299)	(138)	199
Deferred Taxation Rate Change Effect [Abstract]
Net Income Impact	(11)	8	21
Net Income Per Basic And Diluted Common Stock	$ (0.03)	$ 0.02	$ 0.06
Issuable upon the exercise of convertible bonds	0	33,524,615	15,384,615
Issuable upon the exercise of stock incentive options	0	0	1,234,858
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns [Roll Forward]
Balance at January 1,	52	149
Additions for tax positions of prior years	38	8
Reductions for tax position of prior years	(3)	(113)
Translation	(9)	8
Balance at December 31,	78	52	149
Recognized as a reduction of deferred tax assets	29	0
Recognized in other non-current liabilities	49	52
Tax Losses Unrecognized [Abstract]
Unutilized Taxation Within One Year	71
Unutilized Taxation Within One And Two Years	65
Unutilized Taxation Within Two And Five Years	23
Unutilized Taxation Excess Five Years	162
Tax Credit Carry Forward [Abstract]
Unutilized tax losses	321	1,200	1,032
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense [Abstract]
Interest recognized	5	2	9
Interest accrued as at December 31	12	8	53
Unremitted Earnings In Foreign Investment [Abstract]
Unremitted earnings as at December 31	1,812	1,221
South Africa [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	813	203	(340)
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(128)	106	(36)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	(212)	(119)	141
Non Specific Losses [Abstract]
Losses ($ millions)	3	508
Deferred tax at the anticipated tax rate to be utilized (percent)	37.00%	33.00%
Continental Africa [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	745	391	(249)
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(146)	(81)	(38)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	(93)	(19)	27
Australasia [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	(25)	(149)	(147)
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	0	(36)	(34)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	4	(1)	49
Americas [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	690	282	(19)
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(124)	(106)	(54)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	2	(1)	(18)
Other Areas [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	(102)	(346)	(143)
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(8)	0	(4)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	$ 0	$ 2	$ 0